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                             EXCELSIOR FUNDS, INC.

                        LONG-TERM SUPPLY OF ENERGY FUND

                       SUPPLEMENT DATED AUGUST 18, 1997
                      TO PROSPECTUS DATED JULY 14, 1997


        Effective as of August 18, 1997, the name of the Long-Term Supply of Energy Fund has been changed to the "Energy and Natural Resources Fund."